Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	true
AmendmentDescription	This Amendment No. 7 on Form 8-K/A (“Amendment No. 7”) amends and restates our Current Report on Form 8-K originally filed with the SEC on August 17, 2010 (the “Original 8-K”) and subsequently amended on August 31, 2010 ("Amendment No. 1”) and on June 20, 2011 (“Amendment No. 2”) and on June 23, 2011 (“Amendment No. 3”) and on August 9, 2011 (“Amendment No. 4”) and on September 19, 2011 (“Amendment No. 5”) and on October 13, 2011 (“Amendment No. 6”) and on November 3, 2011 (“Amendment No 7”). We are filing this Amendment No. 8 in response to certain comments received from the staff of the Securities and Exchange Commission.
Document Period End Date	Sep. 30, 2011
Trading Symbol	PAWS
Entity Registrant Name	PAWS Pet Company, Inc.
Entity Central Index Key	0001346973